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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Shamrock Capital Advisors, Inc.
Address:  4444 W. Lakeside Drive
          Burbank, CA 91505

Form 13F File Number: 28-12223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory S. Martin
Title: CFO and Treasurer of Shamrock Partners Activist Value Fund, L.L.C. The Managing Member of the Reporting Manager
Phone:  (818) 845-4444

Signature, Place, and Date of Signing:

 /s/ Gregory S. Martin             Burbank, CA             August 14, 2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              4

Form 13F Information Table Entry Total:        11

Form 13F Information Table Value Total:  $473,035 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number Name
---  -------------------- ----------------------------------------------
1    28-12228             Shamrock Activist Value Fund GP, L.L.C.
2    28-12224             Shamrock Partners Activist Value Fund, L.L.C.
3    28-12226             Shamrock Holdings of California, Inc.
4    28-12225             Shamrock Holdings, Inc.

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                                   FORM 13F
                               INFORMATION TABLE

                        Shamrock Capital Advisors, Inc.

                          FORM 13F INFORMATION TABLE
                              AS OF DATE 6/30/08

Column 1                       Column 2 Column 3  Column 4      Column 5       Column 6  Column 7       Column 8
--------                       -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                    VOTING AUTHORITY
                                                                                                  ---------------------
                               TITLE OF            VALUE    TOTAL    SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                  CLASS    CUSIP    (x$1000)  SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                 -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Carter Inc                     COM      146229109   9,091    657,800 SH        DEFINED   1,2,3,4    657,800
Coinstar Inc                   COM      19259P300 121,444  3,712,755 SH        DEFINED   1,2,3,4  3,712,755
Collectors Universe Inc        COM NEW  19421R200   9,383  1,156,933 SH        DEFINED   1,2,3,4  1,156,933
iPass Inc                      COM      46261V108  18,895  9,127,950 SH        DEFINED   1,2,3,4  9,127,950
Jackson Hewitt Tax Svcs Inc    COM      468202106  35,230  2,883,000 SH        DEFINED   1,2,3,4  2,883,000
Magellan Health Svcs Inc       COM NEW  559079207  64,937  1,753,626 SH        DEFINED   1,2,3,4  1,753,626
Modine Mfg Co                  COM      607828100  19,676  1,590,600 SH        DEFINED   1,2,3,4  1,590,600
Panera Bread Co                CL A     69840W108  53,115  1,148,183 SH        DEFINED   1,2,3,4  1,148,183
Reddy Ice Hldgs Inc            COM      75734R105  49,912  3,648,545 SH        DEFINED   1,2,3,4  3,648,545
Trueblue Inc                   COM      89785X101  12,386    937,650 SH        DEFINED   1,2,3,4    937,650
Websense Inc                   COM      947684106  78,966  4,689,165 SH        DEFINED   1,2,3,4  4,689,165